Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Debt Securities
The following is a summary of our investments at fair value for the periods ended March 31, 2022 and December 31, 2021 (in thousands):

	March 31, 2022	December 31, 2021
Corporate bonds and commercial paper	$1,144	$20,037
U.S. Treasury securities	23,373	24,587
Total investments	$24,517	$44,624
The following table presents the contractual maturities of our debt investments as of March 31, 2022 (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$18,222	$18,072
Due after one year through five years	6,530	6,445
	$24,752	$24,517
The following is a summary of our investments at their cost or amortized cost for the years ended December 31, 2021 and 2020 (in thousands):

	As of
	December 31, 2021	December 31, 2020
Corporate bonds and commercial paper	$20,037	$—
U.S. Treasury securities	24,587	—
Total investments	$44,624	$—
The following table presents the contractual maturities of our debt investments as of December 31, 2021 (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$26,945	$26,961
Due after one year through five years	17,684	17,663
	$44,629	$44,624

Fair Value, by Balance Sheet Grouping
The following table summarizes our financial assets measured at fair value on a recurring basis (in thousands):

	March 31, 2022
		Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2
Cash and cash equivalents	$11,863	$11,863	$—
Corporate bonds and commercial paper	1,144	—	1,144
U.S. Treasury securities	23,373	23,373
Total cash, cash equivalents and investments	$36,380	$35,236	$1,144

	December 31, 2021
		Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2
Cash and cash equivalents	$36,786	$36,786	$—
Corporate bonds and commercial paper	20,037	—	20,037
U.S. Treasury securities	24,587	24,587	—
Total cash and cash equivalents	$81,410	$61,373	$20,037
The financial liabilities subject to fair value measurement on a recurring basis, were as follows (in thousands):

	As of
	March 31, 2022	December 31, 2021
	(Unaudited)
Financial Liabilities
Private Placement Warrants	3,266	3,477
Total financial liabilities	$3,266	$3,477

The following table summarizes our financial assets measured at fair value on a recurring basis (in thousands):

	December 31, 2021
		Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2
Cash and cash equivalents	$36,786	$36,786	$—
Corporate bonds and commercial paper	20,037	—	20,037
U.S. Treasury securities	24,587	24,587	—
Total cash, cash equivalents and investments	$81,410	$61,373	$20,037

	December 31, 2020
		Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2
Cash and cash equivalents	$19,228	$19,228	$—
Total cash and cash equivalents	$19,228	$19,228	$—
The financial liabilities subject to fair value measurement on a recurring basis, were as follows (in thousands):

	As of
	December 31, 2021	December 31, 2020
Financial Liabilities
3.00% – 2020 Convertible Notes	$—	$32,106
8.00% – 2020 Convertible Notes	—	14,789
2020 Term Facility Loan	—	25,049
Private Placement Warrants	3,477	—
Total financial liabilities	$3,477	$71,944

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
The following table presents the changes in the fair value of the Private Placement Warrants (in thousands):

Initial measurement, December 31, 2021	$3,477
Mark-to-market adjustment	$(211)
Private Placement Warrants balance, March 31, 2022	$3,266
For the years ended December 31, 2021 and 2020, we recorded a loss of $15.1 million and $1.7 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 2020 Term Facility Loans, as follows (in thousands):

Fair value at September 29, 2020	$23,320
Plus: Loss from change in fair value	1,729
Fair value at December 31, 2020	25,049
Plus: Loss from change in fair value	15,134
Less: Fair value adjustment extinguished upon conversion of debt	(13,003)
Fair value at August 11, 2021	$27,180
For the year ended December 31, 2021, we recorded a loss of $2.3 million, from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $50.0 Million Convertible Notes, as follows (in thousands):

Fair value at January 11, 2021	$10,274
Plus: Loss from change in fair value	2,310
Less: Fair value adjustment extinguished upon conversion of debt	(12,584)
Fair value at December 31, 2021	$—

For the year ended December 31, 2021 and 2020, we recorded a loss of $6.0 million and $10.8 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 3.00% Convertible Notes, as follows (in thousands):

Fair value at March 9, 2020	$21,281
Plus: Loss from change in fair value	10,825
Fair value at December 31, 2020	32,106
Plus: Loss from change in fair value	5,986
Less: Fair value adjustment extinguished upon conversion of debt	(38,092)
Fair value at December 31, 2021	$—
For the years ended December 31, 2021 and 2020, we recorded a loss of $16.1 million and $4.4 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 8.00% Convertible Notes, as follows (in thousands):

Fair value at February 19, 2020	$10,415
Plus: Loss from change in fair value	4,374
Fair value at December 31, 2020	14,789
Plus: Loss from change in fair value	16,108
Less: Fair value adjustment extinguished upon conversion of debt	(30,897)
Fair value at December 31, 2021	$—
For the year ended December 31, 2021, we recorded an adjustment of $5.0 million from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $25.0 Million Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$37,592
Plus: Loss from change in fair value	4,977
Less: Fair value adjustment extinguished upon conversion of debt	(42,569)
Fair value at December 31, 2021	$—
For the year ended December 31, 2021, we recorded an adjustment of $5.9 million from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $30.0 Million Convertible Notes, as follows (in thousands):

Fair value at January 11, 2021	$38,403
Plus: Loss from change in fair value	5,855
Less: Fair value adjustment extinguished upon conversion of debt	(44,258)
Fair value at December 31, 2021	$—
The following table presents the changes in the fair value of the Private Placement Warrants (in thousands):

Initial measurement, August 11, 2021	$14,304
Mart-to-market adjustment	(10,827)
Warrant Liabilities balance, December 31, 2021	$3,477